14. INCOME TAX: Schedule of components of deferred income tax assets (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of components of deferred income tax assets

	2025	2024

Deferred income tax assets
Non-capital loss carryforwards	$ 6,428,000	$ 4,357,000
Allowable capital losses	52,000	45,000
Share issue costs	15,000	15,000
	6,495,000	4,417,000
Valuation allowance	(6,495,000)	(4,417,000)

Net deferred income tax assets	$ -	$ -